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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05150

Cornerstone Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.33%
CLOSED-END FUNDS - 15.80%
CONVERTIBLE SECURITIES - 0.01%
Advent Claymore Convertible Securities and Income Fund	1,965	$30,792

CORE - 4.33%
Adams Diversified Equity Fund, Inc.	441,551	7,360,655
General American Investors Company, Inc.	135,450	5,010,296
Source Capital, Inc.	35,732	1,428,565
Sprott Focus Trust, Inc.	11,304	83,424
Tri-Continental Corporation	236,423	6,589,109
		20,472,049
DEVELOPED MARKET - 0.76%
Aberdeen Japan Equity Fund, Inc.	27,217	228,351
European Equity Fund, Inc. (The)	8,470	79,533
Japan Smaller Capitalization Fund, Inc.	140,303	1,553,154
Morgan Stanley Asia-Pacific Fund, Inc.	63,843	1,050,856
New Germany Fund, Inc. (The)	10,645	193,739
New Ireland Fund, Inc. (The) *	43,689	461,356
		3,566,989
EMERGING MARKETS - 4.41%
Aberdeen Emerging Markets Equity Income Fund, Inc.	101,629	697,175
Central and Eastern Europe Fund, Inc.	53,978	1,298,441
First Trust/Aberdeen Emerging Opportunity Fund	36,561	476,390
Herzfeld Caribbean Basin Fund, Inc. (The) *	43,542	278,233
India Fund, Inc. (The)	119,417	2,642,698
Latin American Discovery Fund, Inc. (The)	26,840	297,924
Mexico Equity & Income Fund, Inc. (The)	52,751	646,727
Mexico Fund, Inc. (The)	67,061	1,093,094
Morgan Stanley China A Share Fund, Inc.	140,228	3,013,499
Morgan Stanley Emerging Markets Fund, Inc.	131,397	2,049,793
Morgan Stanley India Investment Fund, Inc.	62,211	1,456,982
Taiwan Fund, Inc. (The)	11,721	223,637
Templeton Dragon Fund, Inc.	144,189	2,873,687
Templeton Emerging Markets Fund	209,725	3,076,665

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)(Continued)

Description	No. of Shares	Value
EMERGING MARKETS - 4.41% (Continued)
Voya Emerging Markets High Income Dividend Equity Fund	92,409	$745,741
		20,870,686
ENERGY MLP FUNDS - 0.23%
Cushing Energy Income Fund (The)	26,006	240,035
Kayne Anderson Midstream/Energy Fund, Inc.	66,902	856,346
		1,096,381
GLOBAL - 1.23%
Aberdeen Total Dynamic Dividend Fund	209,176	1,836,565
Gabelli Global Small and Mid Cap Value Trust (The) *	121,475	1,481,995
GDL Fund (The)	172,973	1,572,325
Lazard World Dividend & Income Fund, Inc.	15,809	165,046
Royce Global Value Trust, Inc.	72,053	757,277
		5,813,208
GLOBAL INCOME - 0.04%
BrandywineGLOBAL - Global Income Opportunities Fund Inc.	18,697	203,423

INCOME & PREFERRED STOCK - 0.26%
Eagle Growth and Income Opportunities Fund	44,916	684,026
LMP Capital and Income Fund Inc.	31,091	424,703
RiverNorth Opportunities Fund, Inc.	5,700	106,875
		1,215,604
LOAN PARTICIPATION - 0.15%
Invesco Senior Income Trust	54,632	234,918
Nuveen Floating Rate Income Opportunity Fund	44,856	462,465
		697,383
NATURAL RESOURCES - 1.39%
Adams Natural Resources Fund, Inc.	300,702	5,992,991
BlackRock Energy and Resources Trust	35,376	515,782
First Trust Energy Infrastructure Fund	4,152	65,394
		6,574,167
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.36%
BlackRock Enhanced International Dividend Trust	190,296	1,090,396
Voya Asia Pacific High Dividend Equity Income Fund	64,166	612,144
		1,702,540

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)(Continued)

Description	No. of Shares	Value
PACIFIC EX JAPAN - 0.02%
Korea Fund, Inc. (The)	3,066	$112,338

REAL ESTATE - 1.19%
CBRE Clarion Global Real Estate Income Fund	346,438	2,528,998
Cohen & Steers REIT and Preferred Income Fund, Inc.	51,036	996,733
RMR Real Estate Income Fund	116,386	2,092,620
		5,618,351
SECTOR EQUITY - 0.87%
Gabelli Healthcare & WellnessRx Trust	147,809	1,630,333
Nuveen Real Asset Income and Growth Fund	107,836	1,737,238
Tekla Healthcare Opportunities Fund	40,557	760,038
		4,127,609
UTILITY - 0.55%
Macquarie Global Infrastructure Total Return Fund, Inc.	122,388	2,600,745

TOTAL CLOSED-END FUNDS		74,702,265

CONSUMER DISCRETIONARY - 11.36%
Amazon.com, Inc. *	8,000	16,024,000
Booking Holdings, Inc. *	1,400	2,777,600
Carnival Corporation	7,000	446,390
Charter Communications, Inc. - Class A *	7,400	2,411,512
Comcast Corporation - Class A	158,000	5,594,780
Home Depot, Inc. (The)	35,000	7,250,250
Lowe's Companies, Inc.	24,000	2,755,680
Marriott International, Inc. - Class A	11,000	1,452,330
McDonald's Corporation	16,600	2,777,014
Netflix, Inc. *	13,000	4,863,690
TJX Companies, Inc. (The)	18,000	2,016,360
Twenty-First Century Fox, Inc.	8,500	389,470
Walt Disney Company (The)	35,000	4,092,900
Yum! Brands, Inc.	9,500	863,645
		53,715,621
CONSUMER STAPLES - 4.77%
Altria Group, Inc.	55,000	3,317,050

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 4.77% (Continued)
Costco Wholesale Corporation	10,000	$2,348,800
Estée Lauder Companies Inc. (The) - Class A	13,000	1,889,160
Kroger Company (The)	30,000	873,300
Lamb Weston Holdings, Inc.	1	66
Monster Beverage Corporation *	21,000	1,223,880
Philip Morris International, Inc.	35,000	2,853,900
Sysco Corporation	16,000	1,172,000
Tyson Foods, Inc.	10,000	595,300
Walgreen Boots Alliance, Inc.	18,000	1,312,200
Walmart Inc.	74,000	6,949,340
		22,534,996
ENERGY - 3.85%
Chevron Corporation	62,000	7,581,360
Concho Resources Inc. *	5,000	763,750
ConocoPhillips	40,000	3,096,000
EOG Resources, Inc.	18,000	2,296,260
Exxon Mobil Corporation	25,000	2,125,500
Marathon Petroleum Corporation	14,000	1,119,580
Occidental Petroleum Corporation	10,900	895,653
Pioneer Natural Resources Company	2,000	348,380
		18,226,483
EXCHANGE-TRADED FUNDS - 3.08%
iShares Core S&P 500 ETF	25,000	7,318,250
SPDR S&P 500 ETF Trust	25,000	7,268,000
		14,586,250
FINANCIALS - 11.22%
Allstate Corporation (The)	13,000	1,283,100
American Express Company	16,000	1,703,840
Ameriprise Financial, Inc.	5,000	738,300
Aon plc	7,000	1,076,460
Bank of America Corporation	321,000	9,456,660
Bank of New York Mellon Corporation (The)	31,000	1,580,690
BB&T Corporation	24,000	1,164,960
Capital One Financial Corporation	15,000	1,423,950
Citigroup Inc.	78,700	5,645,938
CME Group Inc.	8,000	1,361,680

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 11.22% (Continued)
Goldman Sachs Group, Inc. (The)	12,000	$2,690,880
Intercontinental Exchange, Inc.	16,000	1,198,240
JPMorgan Chase & Co.	101,000	11,396,840
Moody's Corporation	7,000	1,170,400
Morgan Stanley	52,500	2,444,925
PNC Financial Services Group, Inc. (The)	14,000	1,906,660
Progressive Corporation (The)	20,000	1,420,800
Prudential Financial, Inc.	12,800	1,296,896
S&P Global Inc.	8,000	1,563,120
SunTrust Banks, Inc.	14,000	935,060
U.S. Bancorp	30,000	1,584,300
		53,043,699
HEALTH CARE - 13.64%
Abbott Laboratories	36,000	2,640,960
AbbVie Inc.	50,000	4,729,000
Aetna Inc.	7,000	1,419,950
Allergan plc	6,900	1,314,312
Amgen Inc.	20,000	4,145,800
Anthem, Inc.	8,000	2,192,400
Baxter International Inc.	19,000	1,464,710
Becton, Dickinson and Company	5,000	1,305,000
Biogen, Inc. *	6,000	2,119,860
Boston Scientific Corporation *	43,000	1,655,500
Bristol-Myers Squibb Company	28,000	1,738,240
Centene Corporation *	8,000	1,158,240
Cigna Corporation	8,000	1,666,000
CVS Health Corporation	30,000	2,361,600
Danaher Corporation	21,000	2,281,860
Edwards Lifesciences Corporation *	7,100	1,236,110
Eli Lilly and Company	17,000	1,824,270
Express Scripts Holding Company *	13,000	1,235,130
HCA Healthcare, Inc.	12,000	1,669,440
Intuitive Surgical, Inc. *	2,300	1,320,200
Johnson & Johnson	46,000	6,355,820
Pfizer Inc.	159,000	7,007,130
Thermo Fisher Scientific Inc.	8,000	1,952,640

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 13.64% (Continued)
UnitedHealth Group Incorporated	33,000	$8,779,320
Zoetis, Inc.	10,000	915,600
		64,489,092
INDUSTRIALS - 8.72%
3M Company	5,000	1,053,550
Boeing Company (The)	22,000	8,181,800
Caterpillar Inc.	20,000	3,049,800
CSX Corporation	26,900	1,991,945
Cummins Inc.	5,000	730,350
Deere & Company	11,000	1,653,630
Delta Air Lines, Inc.	15,000	867,450
FedEx Corporation	8,000	1,926,320
Fortive Corporation	8,000	673,600
Honeywell International Inc.	11,000	1,830,400
Illinois Tool Works Inc.	10,000	1,411,200
Ingersoll-Rand Public Limited Company	8,000	818,400
Lockheed Martin Corporation	10,000	3,459,600
Norfolk Southern Corporation	10,000	1,805,000
Parker-Hannifin Corporation	4,700	864,471
Roper Technologies, Inc.	2,500	740,525
Southwest Airlines Co.	12,000	749,400
Stanley Black & Decker, Inc.	5,300	776,132
Union Pacific Corporation	25,000	4,070,750
United Parcel Service, Inc. - Class B	28,600	3,339,050
Waste Management, Inc.	14,000	1,265,040
		41,258,413
INFORMATION TECHNOLOGY - 22.62%
Accenture plc - Class A	14,000	2,382,800
Alphabet Inc. - Class C *	13,002	15,517,497
Apple Inc.	96,500	21,783,910
Applied Materials, Inc.	32,000	1,236,800
Broadcom Inc.	12,000	2,960,760
Cognizant Technology Solutions Corporation	21,000	1,620,150
Facebook, Inc. - Class A *	75,000	12,334,500
Fiserv, Inc. *	14,000	1,153,320
Intel Corporation	160,200	7,575,858

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 22.62% (Continued)
Lam Research Corporation	5,000	$758,500
Mastercard Incorporated	19,000	4,229,590
Microchip Technology Incorporated	9,000	710,190
Micron Technology, Inc. *	39,000	1,763,970
Microsoft Corporation	121,400	13,884,518
NVIDIA Corporation	14,700	4,130,994
Oracle Corporation	69,700	3,593,732
TE Connectivity Ltd.	12,000	1,055,160
Texas Instruments Incorporated	30,000	3,218,700
Visa, Inc. - Class A	43,100	6,468,879
Western Digital Corporation	10,000	585,400
		106,965,228
MATERIALS - 1.48%
Air Products and Chemicals, Inc.	3,000	501,150
DowDuPont Inc.	42,820	2,753,754
International Paper Company	11,800	579,970
LyondellBasell Industries N.V.	14,000	1,435,140
Praxair, Inc.	5,000	803,650
Sherwin-Williams Company (The)	2,000	910,420
		6,984,084
TELECOMMUNICATION SERVICES - 1.43%
AT&T, Inc.	58,162	1,953,080
Verizon Communications, Inc.	90,000	4,805,100
		6,758,180
UTILITIES - 1.36%
American Electric Power Company, Inc.	10,000	708,800
Dominion Energy, Inc.	15,000	1,054,200
DTE Energy Company	7,000	763,910
Exelon Corporation	33,000	1,440,780
NextEra Energy, Inc.	9,000	1,508,400
Southern Company (The)	22,000	959,200
		6,435,290

TOTAL EQUITY SECURITIES (cost - $418,307,121)		469,699,601

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)(Concluded)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT - 0.55%
MONEY MARKET FUNDS - 0.55%
Fidelity Institutional Money Market Government Portfolio - Class I, 1.95% ^ (cost - $2,582,463)	2,582,463	$2,582,463

TOTAL INVESTMENTS - 99.88% (cost - $420,889,584)		472,282,064

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.12%		567,986

NET ASSETS - 100.00%		$472,850,050

__________________________
*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2018:

Cost of portfolio investments	$421,130,833
Gross unrealized appreciation	$60,298,961
Gross unrealized depreciation	(9,147,730)
Net unrealized appreciation	$51,151,231

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model- derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments carried at value:

VALUTION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*
Level 1 - Quoted Prices
Equity Investments	$469,699,601	$-
Short-Term Investments	2,582,463	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$472,282,064	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2018, the Fund did not have any transfer in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2018.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the nine months ended September 30, 2018, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR on August 31, 2018 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Financial Officer)
Date	November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	November 16, 2018

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	November 16, 2018

*	Print the name and title of each signing officer under his or her signature.